INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The tax provision for income taxes from continuing operations consisted of the following (in thousands):

	December 31,
	2023	2022
Current tax (benefit) provision:
Federal	$(1)	$—
State	16	14

Total current tax provision	15	14
Deferred tax provision:
Federal	—	—
State	—	—

Total deferred tax provision	—	—

Total tax provision	$15	$14

Schedule of Reconciliation Between Federal Statutory and Provision For Income Taxes
The following table provides a reconciliation between income taxes from continuing operations computed at the federal statutory rate and the provision for income taxes (in thousands):

	Years Ended December 31,
	2023	2022
		(As Restated)
Federal income taxes at 21% for 2023 and 2022	$(5,264)	$(4,559)
State income tax, net of federal benefit	(241)	(158)
Nondeductible expenses	234	365
Tax credits	(1,096)	(1,092)
Rate change	(54)	491
Change in valuation allowance	5,861	(22,218)
Reserve for uncertain tax positions	273	(10,346)
162m deferred tax asset limitation	128	82
382 NOL and tax credit limitation	—	37,513
Expired stock awards	174	1,052
Other	—	(1,116)

Income tax expense	$15	$14

Schedule of Components of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	December 31,
	2023	2022
		(As Restated)

Deferred tax assets:
Net operating losses	$35,506	$42,043
Tax credits	9,747	9,327
Intangibles	136	160
Capitalized R&D	25,871	14,706
Stock compensation	1,424	1,385
Lease liabilities	1,112	275
Deferred revenue	5,951	5,620
Accrued indirect tax liabilities	4,114	2,617
Other	725	1,018

Total deferred tax assets	84,586	77,151
Less valuation allowance	(83,086)	(76,713)

Deferred tax assets, net of valuation allowance	1,500	438
Deferred tax liabilities:
Prepaid expenses	(214)	(189)
Capitalized inventory costs	(244)	—
Right-of-use assets	(1,042)	(249)

Total deferred tax liabilities	(1,500)	(438)

Net deferred tax assets	$—	$—

Schedule of Reconciliation Amount of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for 2023 and 2022 is as follows (in thousands):

	Years Ended December 31,
	2023	2022
		(As Restated)

Balance as of the beginning of the year	$11,015	$23,990
Increases related to current year tax positions	552	497
Decreases related to prior year tax positions	(47)	(13,472)

Balance as of the end of the year	$11,520	$11,015